===============================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
--------------------------------------------------------------------------------
  1.    Name and address of issuer:

        United Investors Life Variable Account
        2001 Third Avenue South
        Birmingham, Alabama 35233

--------------------------------------------------------------------------------
  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

        United Investors
        Life Variable Account (File No. 333-11465)

--------------------------------------------------------------------------------
  3.    Investment Company Act File Number:  811-4987
        Securities Act File Number:   33-11465
--------------------------------------------------------------------------------
  4(a). Last day of fiscal year for which this Form is filed:  December 31, 2001
--------------------------------------------------------------------------------
  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).
            (See Instruction A.2)
  Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
  4(c). [_] Check box if this is the last time the Issuer will be filing this
            Form.
--------------------------------------------------------------------------------
SEC 2393 (9-97)

================================================================================
--------------------------------------------------------------------------------
   5. Calculation of registration fee:
      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):              $ 3,493,140
                                                                      ----------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:          $10,436,279
                                                           ----------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission: $       0
                                                           ----------
      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                          = $10,436,279
                                                                      ----------
      (v)    Net sales -- if item 5(i) is greater than item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:             $         0
                                                                      ----------
   -----------------------------------------------------------------
   |                                                               |
   |  (vi)   Redemption credits available for use in    $6,493,139 |
   |         future years -- if Item 5(i) is less than   --------- |
   |         Item 5(iv) [subtract Item 5(iv) from Item             |
   |         5(i)]                                                 |
   |                                                               |
   -----------------------------------------------------------------
      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                                  x   .000239
                                                                      ----------
      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):            = $         0
                                                                      ==========
--------------------------------------------------------------------------------
   6. Prepaid Shares
      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                 ---------

================================================================================
--------------------------------------------------------------------------------
   7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $         0
                                                                      ----------
--------------------------------------------------------------------------------
   8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   = $         0
                                                                      ==========
--------------------------------------------------------------------------------
   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         Method of Delivery:   March 29, 2002
                         [X]   Wire Transfer
                         [_]   Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*    /s/ Anthony L. McWhorter
                                 -------------------------------------------
                                 Anthony L. McWhorter, President
                                 United Investors Life Insurance Company,
                                 the Depositor of the United Investors Life
                                 Variable Account

      Date  March 27, 2002
            ---------------------------
  *Please print the name and title of the signing officer below the signature.